Related party transactions - Analysis of Related Party Payable Balances (Details) - USD ($) $ in Millions	Dec. 31, 2021	Feb. 10, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amounts due to related parties - current	$ 0		$ 7
Long-term debt due to related parties	0		426
Liabilities subject to compromise	6,235		0
Lease liability	$ 503	$ 1,100	$ 426
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities subject to compromise		Long-term debt due to related parties
Affiliated Entity
Related Party Transaction [Line Items]
Total related party liabilities			$ 433
Amounts due to related parties - current			7
Long-term debt due to related parties			426
Liabilities subject to compromise	$ 503
West Taurus lease liability
Related Party Transaction [Line Items]
Lease liability	345		147
West Linus lease liability
Related Party Transaction [Line Items]
Lease liability	158		142
West Hercules lease liability
Related Party Transaction [Line Items]
Lease liability	$ 0		137
Related party loans payable | Affiliated Entity
Related Party Transaction [Line Items]
Total related party liabilities			426
Trading balances | Affiliated Entity
Related Party Transaction [Line Items]
Total related party liabilities			$ 7